Net Interest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenue [abstract]
Interest income recorded on impaired financial assets	¥ 18,886	¥ 16,892